FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                   PROSPECTUS SUPPLEMENT DATED MARCH 26, 2004

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               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

FIRST AMERICAN INSURANCE PORTFOLIOS CLASS IA SHARES PROSPECTUS DATED MAY 1, 2003

FIRST AMERICAN INSURANCE PORTFOLIOS CLASS IB SHARES PROSPECTUS DATED MAY 1, 2003

      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

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The following information supplements the information under the heading
"Additional Information--Management--Portfolio Management."

Effective March 23, 2004, a new portfolio management team associated with U.S. Bancorp Asset Management began managing the First American Small Cap Growth Portfolio.


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     NOT FDIC INSURED          NO BANK GUARANTEE           MAY LOSE VALUE
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IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT
YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.